Borrowings and debt - Schedule of borrowings and debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Short-term, borrowings	$ (2,151,975)	$ (1,547,845)
Short-term, debt	42,250	34,213
Long-term, borrowings	647,323	329,390
Long-term debt	1,574,963	1,392,730
Total	4,416,511	3,304,178
Principal
Statement [Line Items]
Short-term, borrowings	(2,153,351)	(1,547,845)
Short-term, debt	42,255	34,213
Long-term, borrowings	650,275	329,888
Long-term debt	1,580,727	1,398,223
Total	4,426,608	3,310,169
Transaction costs
Statement [Line Items]
Short-term, borrowings	(1,376)	0
Short-term, debt	(5)	0
Long-term, borrowings	(2,952)	(498)
Long-term debt	(5,764)	(5,493)
Total	$ (10,097)	$ (5,991)